Summary of significant accounting policies - Reverse Share Split (Details)	Mar. 31, 2021 SFr / shares shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2022 $ / shares	Oct. 17, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	May 06, 2022 SFr / shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares
Disclosure of classes of share capital [line items]
Par value per share (in CHF per share) | (per share)	SFr 0.01	SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)	44
A1 preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)	25
A2 preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)	46